REAL ESTATE INVESTMENTS - Dispositions (FY) (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 27, 2020 USD ($) lease	Aug. 03, 2020 USD ($) lease	Sep. 30, 2021 USD ($) ft²	Sep. 30, 2020 USD ($) lease	Sep. 30, 2021 USD ($) ft²	Sep. 30, 2020 USD ($) lease	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Oct. 28, 2020 USD ($)	Sep. 16, 2020 USD ($)
Real Estate [Line Items]
Rentable Square Feet | ft²			2,200,000		2,200,000		118,651
Contract Sale Price							$ 31,096,403
Gain (Loss) on Sale			$ 4,242,771	$ 1,693,642	$ 4,532,413	$ 1,693,642	$ 4,139,749	$ 0
Retail
Real Estate [Line Items]
Rentable Square Feet | lease				113,376		113,376
Contract Sale Price				$ 15,943,462		$ 15,943,462
Gain (Loss) on Sale						$ 1,693,642
Retail | Rite Aid
Real Estate [Line Items]
Rentable Square Feet		70,960					17,272
Contract Sale Price		$ 7,250,000					$ 7,250,000
Gain (Loss) on Sale		$ (422)					$ (422)
Retail | Walgreens Stockbridge
Real Estate [Line Items]
Rentable Square Feet	15,120						15,120
Contract Sale Price	$ 5,538,462						$ 5,538,462
Gain (Loss) on Sale	$ 1,306,768						$ 1,306,768
Retail | Island Pacific Supermarket
Real Estate [Line Items]
Rentable Square Feet | ft²							13,963
Contract Sale Price							$ 3,155,000			$ 3,155,000
Gain (Loss) on Sale							$ 387,296
Retail | 24 Hour Fitness
Real Estate [Line Items]
Rentable Square Feet | ft²							45,000
Contract Sale Price							$ 9,052,941
Gain (Loss) on Sale							$ 1,484,271
Industrial | Dinan Cars
Real Estate [Line Items]
Rentable Square Feet | ft²							27,296
Contract Sale Price							$ 6,100,000		$ 6,100,000
Gain (Loss) on Sale							$ 961,836